Offerings - Offering: 1	Aug. 31, 2026 USD ($)
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Common stock, par value $0.001 per share
Amount Registered	12,000,000
Proposed Maximum Offering Price per Unit	0.01
Maximum Aggregate Offering Price	$ 120,000
Fee Rate	0.01381%
Amount of Registration Fee	$ 16.57
Offering Note

(1) Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(a) under the Securities Act of 1933, as amended. The proposed maximum aggregate offering price is based on the offering of up to 12,000,000 shares of common stock at a fixed price of $0.01 per share.

(2) The registration fee is calculated at the SEC’s fiscal year 2026 rate of $138.10 per $1,000,000 of the maximum aggregate offering price (fee rate 0.00013810), effective October 1, 2025 through September 30, 2026.

(3) Pursuant to Rule 416(a) under the Securities Act, this registration statement also covers any additional shares of common stock that may become issuable as a result of any stock split, stock dividend, recapitalization, or similar transaction.